Redeemable shares with other preferential rights - Movement of paid-in capital subject to redemption (Details) ¥ in Thousands	12 Months Ended
Jun. 30, 2021 CNY (¥)
Redeemable shares with other preferential rights
At the beginning	¥ 2,381,327
Changes in fair value	1,625,287
Exchange adjustment	(42,771)
Conversion into Class A ordinary shares upon IPO of the Company	(3,963,843)
At the end	¥ 0